Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000000939 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		2.37%	0.45%	1.39%
C000000938 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		2.54%	0.68%	1.63%
C000000959 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		18.68%	4.83%	10.32%
C000000960 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		18.39%	4.58%	10.05%
C000000962 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		18.87%	7.67%	8.09%
C000000961 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		19.21%	7.94%	8.35%
C000000963 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		34.20%	5.31%	7.93%
C000000964 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		33.95%	5.05%	7.66%
C000000966 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		13.78%	6.68%	9.00%
C000000965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		14.11%	6.95%	9.27%
C000000967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class M
Average Annual Return, Percent		1.29%	(0.58%)	1.31%
C000000968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent		1.05%	(0.83%)	1.06%
S And P Municipal Bond Investment Grade Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Investment Grade Intermediate Index
Average Annual Return, Percent		2.75%	0.83%	1.90%
Bloomberg Municipal 3 15 Years Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 3-15 Years Blend Index
Average Annual Return, Percent	[1]	2.72%	0.81%	1.94%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index (broad-based index)
Average Annual Return, Percent		4.16%	0.79%	2.01%
Bloomberg U S Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index (broad-based index)
Average Annual Return, Percent	[1]	4.12%	0.54%	1.91%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Average Annual Return, Percent		20.10%	11.80%	14.84%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		26.46%	6.85%	10.55%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index
Average Annual Return, Percent		21.62%	9.35%	9.54%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		39.25%	8.18%	9.29%
Morningstar Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Moderate Target Risk Index
Average Annual Return, Percent		13.41%	5.85%	7.95%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.89%	(0.29%)	1.40%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Average Annual Return, Percent		20.38%	12.79%	15.37%

[1]	Effective February 2, 2026, the Bloomberg indices are the Fund’s benchmarks. Performance of the S&P indices will not be shown in the future.